Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Direxion Auspice Broad Commodity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Auspice Broad Commodity Strategy ETF
Account Value	$ 15,443	$ 14,891	$ 14,410	$ 13,568	$ 9,597	$ 9,724	$ 9,894	$ 9,528
Direxion HCM Tactical Enhanced US ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF
Account Value	$ 13,921	9,323
Direxion NASDAQ-100® Equal Weighted Index Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion NASDAQ-100® Equal Weighted Index Shares
Account Value	$ 32,506	25,790	22,892	30,034	21,560	17,431	14,576	14,018	$ 11,111	$ 10,716	$ 10,000
Direxion Work From Home ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Work From Home ETF
Account Value	$ 12,178	9,230	8,936	15,677	10,760
Direxion Daily S&P 500® Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® Bear 1X Shares
Account Value	$ 3,261	4,139	4,279	3,791	5,510	6,715	7,537	7,996	9,825
Direxion Daily AAPL Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily AAPL Bear 1X Shares
Account Value	$ 7,325	9,449	10,495
Direxion Daily AMZN Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily AMZN Bear 1X Shares
Account Value	$ 6,196	8,569	11,948
Direxion Daily GOOGL Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily GOOGL Bear 1X Shares
Account Value	$ 5,960	8,128	11,072
Direxion Daily MSFT Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSFT Bear 1X Shares
Account Value	$ 6,215	7,211	10,688
Direxion Daily NVDA Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily NVDA Bear 1X Shares
Account Value	$ 2,772	10,912
Direxion Daily TSLA Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily TSLA Bear 1X Shares
Account Value	$ 6,356	10,295	12,084
Direxion Daily Magnificent 7 Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Magnificent 7 Bear 1X Shares
Account Value	$ 8,133
Direxion Daily AAPL Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily AAPL Bull 2X Shares
Account Value	$ 14,850	9,535	8,752
Direxion Daily AMZN Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily AMZN Bull 2X Shares
Account Value	$ 13,652	9,415	7,158
Direxion Daily GOOGL Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily GOOGL Bull 2X Shares
Account Value	$ 16,440	11,072	8,170
Direxion Daily MSFT Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSFT Bull 2X Shares
Account Value	$ 16,354	14,043	8,618
Direxion Daily NVDA Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily NVDA Bull 2X Shares
Account Value	$ 44,599	8,524
Direxion Daily TSLA Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily TSLA Bull 2X Shares
Account Value	$ 5,133	4,492	6,660
Direxion Daily CSI 300 China A Share Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily CSI 300 China A Share Bull 2X Shares
Account Value	$ 4,347	3,932	3,897	9,981	8,297	5,436	4,001	7,150	4,633	5,428
Direxion Daily CSI China Internet Index Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily CSI China Internet Index Bull 2X Shares
Account Value	$ 1,698	1,324	935	8,149	22,633	10,122	9,413	19,628
Direxion Daily S&P 500® Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® Bull 2X Shares
Account Value	$ 62,459	35,564	31,900	47,260	23,839	22,758	18,407	16,714	11,246	10,681	10,000
Direxion Daily MSCI Brazil Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Brazil Bull 2X Shares
Account Value	$ 144	161	184	133	121	2,170	1,975	2,669	3,142	1,091	10,000
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Account Value	$ 10,746
Direxion Daily MSCI India Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI India Bull 2X Shares
Account Value	$ 6,886	4,700	4,846	6,146	3,046	6,624	5,072	9,373	5,675	5,724	10,000
Direxion Daily Cloud Computing Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Cloud Computing Bull 2X Shares
Account Value	$ 4,733	3,161	2,952	12,848
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Account Value	$ 734	1,435	3,808
Direxion Daily Energy Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Energy Bull 2X Shares
Account Value	$ 842	804	942	408	106	1,767	3,071	3,473	3,610	4,092	10,000
Direxion Daily Energy Bear 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Energy Bear 2X Shares
Account Value	$ 307	336	341	1,296	8,675	5,950	5,196	6,442	7,728	13,206	10,000
Direxion Daily Gold Miners Index Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Gold Miners Index Bull 2X Shares
Account Value	$ 1,197	665	573	1,127	1,761	3,614	1,509	3,290	6,378	3,128	10,000
Direxion Daily Gold Miners Index Bear 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Gold Miners Index Bear 2X Shares
Account Value	$ 1	2	4	4	4	30	151	118	164	3,435	10,000
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Junior Gold Miners Index Bull 2X Shares
Account Value	$ 146	74	70	182	316	1,871	956	2,023	6,525	2,125	10,000
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Junior Gold Miners Index Bear 2X Shares
Account Value	$ 0	0	0	0	0	5	29	25	41	2,212	10,000
Direxion Daily Magnificent 7 Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Magnificent 7 Bull 2X Shares
Account Value	$ 14,546
Direxion Daily NYSE FANG+ Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily NYSE FANG+ Bull 2X Shares
Account Value	$ 6,169	2,731	1,825	11,860
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Account Value	$ 5,616	3,248	2,726	11,712	6,750	4,587	4,712
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Account Value	$ 15	20	24	14	3	140	1,128	1,260	1,727	3,373
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Account Value	$ 61	52	61	237	3,492	3,610	1,750	3,292	4,992	14,193
Direxion Daily Travel & Vacation Bull 2X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Travel & Vacation Bull 2X Shares
Account Value	$ 6,929	3,926	4,144	8,300
Direxion Daily Mid Cap Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Mid Cap Bull 3X Shares
Account Value	$ 25,336	13,271	17,082	31,168	10,631	19,545	17,603	19,112	10,919	10,127	10,000
Direxion Daily S&P 500® Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® Bull 3X Shares
Account Value	$ 82,964	37,626	34,043	67,091	24,705	28,247	21,736	19,806	11,108	10,623	10,000
Direxion Daily S&P 500® Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® Bear 3X Shares
Account Value	$ 68	159	205	170	553	1,450	2,309	3,013	5,739	7,408	10,000
Direxion Daily Small Cap Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Small Cap Bull 3X Shares
Account Value	$ 11,480	6,189	10,288	25,010	8,599	15,973	16,446	17,585	9,143	9,150	10,000
Direxion Daily Small Cap Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Small Cap Bear 3X Shares
Account Value	$ 72	186	153	127	587	1,624	2,145	2,456	5,674	8,082	10,000
Direxion Daily FTSE China Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily FTSE China Bull 3X Shares
Account Value	$ 578	427	332	3,712	5,525	5,880	5,752	10,342	5,462	6,881	10,000
Direxion Daily FTSE China Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily FTSE China Bear 3X Shares
Account Value	$ 113	352	1,081	478	593	1,409	1,977	1,811	4,286	6,006	10,000
Direxion Daily FTSE Europe Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily FTSE Europe Bull 3X Shares
Account Value	$ 8,527	5,436	4,271	12,560	4,722	9,461	7,803	11,541	5,891	8,667	10,000
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Emerging Markets Bull 3X Shares
Account Value	$ 3,396	2,174	2,018	7,580	5,572	6,703	5,694	10,449	5,645	5,166	10,000
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Emerging Markets Bear 3X Shares
Account Value	$ 543	985	1,309	564	1,078	2,616	3,972	3,089	7,000	12,356	10,000
Direxion Daily MSCI Mexico Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI Mexico Bull 3X Shares
Account Value	$ 2,222	3,366	3,103	2,918	1,120	4,546	4,396	8,732
Direxion Daily MSCI South Korea Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily MSCI South Korea Bull 3X Shares
Account Value	$ 1,590	1,525	1,646	7,110	4,535	5,760	6,466	15,493	6,836	7,265	10,000
Direxion Daily Aerospace & Defense Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Aerospace & Defense Bull 3X Shares
Account Value	$ 13,665	7,023	7,692	8,554	3,684	22,832	17,195	16,012
Direxion Daily Consumer Discretionary Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Consumer Discretionary Bull 3X Shares
Account Value	$ 15,650	8,792	9,492	37,234	14,609	12,783
Direxion Daily Dow Jones Internet Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Dow Jones Internet Bull 3X Shares
Account Value	$ 8,553	3,613	3,018	34,794	18,203
Direxion Daily Dow Jones Internet Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Dow Jones Internet Bear 3X Shares
Account Value	$ 218	658	1,533	577	1,774
Direxion Daily Financial Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Financial Bull 3X Shares
Account Value	$ 52,460	19,986	26,931	52,410	12,125	28,912	20,735	21,154	10,291	10,596	10,000
Direxion Daily Financial Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Financial Bear 3X Shares
Account Value	$ 35	97	90	80	516	1,141	1,933	2,308	5,382	7,178	10,000
Direxion Daily Healthcare Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Healthcare Bull 3X Shares
Account Value	$ 40,462	27,665	37,500	42,541	19,114	19,880	17,973	14,892	8,719	11,012	10,000
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Homebuilders & Supplies Bull 3X Shares
Account Value	$ 33,113	11,271	6,691	21,243	10,096	17,946	7,183	17,923	5,310	7,258
Direxion Daily Industrials Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Industrials Bull 3X Shares
Account Value	$ 26,430	11,964	12,136	18,877	7,674	13,532	10,607	12,372
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Account Value	$ 3,752	2,109	4,127	7,338	6,386	6,345	10,649
Direxion Daily Real Estate Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Real Estate Bull 3X Shares
Account Value	$ 8,353	4,181	6,542	16,372	5,595	18,255	11,350	12,222	11,315	10,479	10,000
Direxion Daily Real Estate Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Real Estate Bear 3X Shares
Account Value	$ 190	460	415	281	1,050	1,758	3,378	3,781	4,787	7,053	10,000
Direxion Daily Regional Banks Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Regional Banks Bull 3X Shares
Account Value	$ 1,531	613	3,996	6,739	1,728	10,687	12,550	16,778	8,675	8,823
Direxion Daily Retail Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Retail Bull 3X Shares
Account Value	$ 11,647	7,035	10,994	56,315	11,515	12,468	19,284	12,715	19,627	18,590	10,000
Direxion Daily S&P 500® High Beta Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® High Beta Bull 3X Shares
Account Value	$ 11,680	5,993	7,228	21,388	4,087
Direxion Daily S&P 500® High Beta Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® High Beta Bear 3X Shares
Account Value	$ 45	124	173	182	2,024
Direxion Daily S&P Biotech Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Biotech Bull 3X Shares
Account Value	$ 379	172	468	3,359	3,376	2,345	3,092	4,778	1,801	4,808
Direxion Daily S&P Biotech Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P Biotech Bear 3X Shares
Account Value	$ 8	35	26	27	70	521	985	1,260	6,875	10,270
Direxion Daily Semiconductor Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Semiconductor Bull 3X Shares
Account Value	$ 176,816	87,498	51,695	275,492	95,916	76,196	38,327	56,097	16,582	9,750	10,000
Direxion Daily Semiconductor Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Semiconductor Bear 3X Shares
Account Value	$ 0	0	1	1	9	91	389	472	2,231	6,164	10,000
Direxion Daily Technology Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Technology Bull 3X Shares
Account Value	$ 257,059	132,571	79,909	220,536	78,898	56,768	38,472	32,886	14,460	11,783	10,000
Direxion Daily Technology Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Technology Bear 3X Shares
Account Value	$ 2	7	17	15	61	392	896	1,478	3,867	6,187	10,000
Direxion Daily Transportation Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Transportation Bull 3X Shares
Account Value	$ 15,026	8,771	9,882	21,665	8,067	11,115	11,909	11,780
Direxion Daily Utilities Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily Utilities Bull 3X Shares
Account Value	$ 18,088	8,336	13,194	14,419	11,750	19,068	11,366	12,452
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily 7-10 Year Treasury Bull 3X Shares
Account Value	$ 7,554	6,631	8,163	14,817	16,960	14,022	9,968	11,269	12,196	10,946	10,000
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Account Value	$ 7,804	8,721	7,301	4,475	4,162	5,410	7,823	7,047	6,866	8,305	10,000
Direxion Daily 20+ Year Treasury Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily 20+ Year Treasury Bull 3X Shares
Account Value	$ 2,982	2,393	4,124	16,421	20,501	16,752	8,865	11,523	13,343	10,847	10,000
Direxion Daily 20+ Year Treasury Bear 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Direxion Daily 20+ Year Treasury Bear 3X Shares
Account Value	$ 3,912	5,572	4,187	1,507	1,467	2,803	5,881	4,913	4,828	7,087	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,550	19,961	18,123	21,224	14,851	13,536	11,840	11,030
Auspice Broad Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Auspice Broad Commodity Index
Account Value	$ 13,558	13,627	13,693	12,907	9,079	9,221	9,706	9,403
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 13,326	9,656
NASDAQ-100® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Index
Account Value	$ 13,524	9,716
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
NASDAQ-100® Equal Weighted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100® Equal Weighted Index
Account Value	$ 33,596	26,589	23,549	30,815	22,036	17,748	14,787	14,170	11,187	10,749	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 19,997	14,489	13,155	15,406	10,780
Solactive Remote Work Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive Remote Work Index
Account Value	$ 12,232	9,282	8,970	15,723	10,765
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,329	22,699	20,609	24,135	16,888	15,393	13,464	12,543	10,145
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,273	10,341	9,389
Apple Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Apple Inc.
Account Value	$ 13,725	10,375	9,316
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Amazon.com, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Amazon.com, Inc.
Account Value	$ 14,781	10,553	8,123
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Alphabet Inc._ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alphabet Inc.
Account Value	$ 16,020	11,617	8,848
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Microsoft Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Microsoft Corporation
Account Value	$ 16,091	13,388	9,192
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,994	9,415
NVIDIA Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NVIDIA Corporation
Account Value	$ 29,196	8,966
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,273	10,341	9,389
Tesla, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tesla, Inc.
Account Value	$ 8,603	6,915	7,835
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 11,273
Indxx Magnificent 7 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Magnificent 7 Index
Account Value	$ 12,619
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,273	10,341	9,389
Apple Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Apple Inc.
Account Value	$ 13,725	10,375	9,316
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Amazon.com, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Amazon.com, Inc.
Account Value	$ 14,781	10,553	8,123
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Alphabet Inc._ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Alphabet Inc.
Account Value	$ 16,020	11,617	8,848
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,093	10,936	9,929
Microsoft Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Microsoft Corporation
Account Value	$ 16,091	13,388	9,192
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 12,994	9,415
NVIDIA Corporation [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NVIDIA Corporation
Account Value	$ 29,196	8,966
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,273	10,341	9,389
Tesla, Inc. [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Tesla, Inc.
Account Value	$ 8,603	6,915	7,835
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,208	23,336	21,187	24,813	17,362	15,825	13,842	12,895	10,430	9,980
CSI 300 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CSI 300 Index
Account Value	$ 9,403	8,178	7,888	12,343	11,089	8,566	6,882	9,015	7,216	8,015
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,091	22,527	20,452	23,952	16,760	15,276	13,362	12,448
CSI Overseas China Internet Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Account Value	$ 9,554	7,858	5,604	13,118	19,286	12,077	10,723	14,384
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MSCI Brazil 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Brazil 25/50 Index
Account Value	$ 10,801	10,715	10,429	8,372	7,428	11,893	10,401	10,018	9,271	5,440	9,997
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 11,635
MSCI Emerging Markets ex China Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 10,926
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MSCI India Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Account Value	$ 22,828	17,204	16,518	17,739	11,809	12,117	10,316	11,779	9,561	9,194	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 15,893	11,515	10,455	12,244
Indxx USA Cloud Computing Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx USA Cloud Computing Index
Account Value	$ 8,889	6,874	6,208	11,709
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,034	10,168	9,232
Indxx US Electric and Autonomous Vehicles Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx US Electric and Autonomous Vehicles Index
Account Value	$ 3,633	4,495	6,393
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Energy Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Account Value	$ 15,232	14,145	14,380	8,783	4,178	7,722	8,641	8,492	8,298	7,990	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Energy Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Account Value	$ 15,232	14,145	14,380	8,783	4,178	7,722	8,641	8,492	8,298	7,990	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
NYSE Arca Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 26,227	17,883	15,124	19,436	22,766	16,836	11,251	13,245	14,320	8,652	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
NYSE Arca Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Arca Gold Miners Index
Account Value	$ 26,227	17,883	15,124	19,436	22,766	16,836	11,251	13,245	14,320	8,652	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MVIS Global Junior Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS Global Junior Gold Miners Index
Account Value	$ 24,095	15,405	13,395	19,264	23,069	16,798	11,666	13,571	16,451	8,318	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MVIS Global Junior Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MVIS Global Junior Gold Miners Index
Account Value	$ 24,095	15,405	13,395	19,264	23,069	16,798	11,666	13,571	16,451	8,318	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 11,273
Indxx Magnificent 7 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Magnificent 7 Index
Account Value	$ 12,619
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 13,725	9,945	9,029	10,574
NYSE FANG+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE FANG+ Index
Account Value	$ 16,620	10,360	6,362	10,956
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 23,527	17,047	15,477	18,125	12,683	11,560	10,111
Indxx Global Robotics & Artificial Intelligence Thematic Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Indxx Global Robotics & Artificial Intelligence Thematic Index
Account Value	$ 13,857	9,757	8,454	15,998	11,649	8,723	8,101
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,871	23,092	20,966	24,553	17,180	15,660	13,697	12,760	10,321	9,876
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Exploration & Production Select Industry Index
Account Value	$ 7,950	8,592	8,692	5,949	2,223	4,494	7,583	7,124	7,274	7,528
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,871	23,092	20,966	24,553	17,180	15,660	13,697	12,760	10,321	9,876
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Oil & Gas Exploration & Production Select Industry Index
Account Value	$ 7,950	8,592	8,692	5,949	2,223	4,494	7,583	7,124	7,274	7,528
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,239	10,317	9,367	10,970
BlueStar® Travel and Vacation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar® Travel and Vacation Index
Account Value	$ 10,327	7,371	7,150	9,246
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Account Value	$ 25,602	19,251	19,458	21,996	14,772	14,944	13,708	13,569	10,989	10,342	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,460	16,006	17,506	21,490	14,251	14,270	13,603	13,355	10,446	10,034	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Account Value	$ 10,841	8,453	6,699	12,747	13,414	12,170	11,190	12,580	9,842	9,861	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
FTSE China 50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Account Value	$ 10,841	8,453	6,699	12,747	13,414	12,170	11,190	12,580	9,842	9,861	10,000
FTSE Developed Europe All Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Developed Europe All Cap Index
Account Value	$ 17,171	13,911	12,050	15,970	11,220	12,253	11,060	12,039	9,409	10,120	10,000
MSCI Emerging Markets IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IndexSM
Account Value	$ 14,012	11,181	10,092	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
MSCI Emerging Markets IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IndexSM
Account Value	$ 14,012	11,181	10,092	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878
MSCI Mexico IMI 25-50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Mexico IMI 25-50 Index
Account Value	$ 12,182	12,528	11,168	10,367	7,111	9,138	8,386	9,757
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
MSCI Korea 25/50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Korea 25/50 Index
Account Value	$ 12,722	11,251	10,450	15,738	12,590	11,230	10,823	13,411	9,827	9,392	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878
Dow Jones U.S. Select Aerospace & Defense Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Aerospace & Defense Index
Account Value	$ 21,033	15,800	15,226	14,630	10,449	14,889	12,771	11,848
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 22,949	16,628	15,096	17,680	12,371	11,276
Consumer Discretionary Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Select Sector Index
Account Value	$ 19,504	14,920	13,983	19,367	13,660	11,396
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,089	14,556	13,215	15,477	10,829
Dow Jones Internet Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Account Value	$ 16,848	11,679	9,793	18,481	14,058
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,089	14,556	13,215	15,477	10,829
Dow Jones Internet Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Internet Composite Index
Account Value	$ 16,848	11,679	9,793	18,481	14,058
Financial Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Account Value	$ 29,486	20,147	20,703	24,088	13,993	16,394	14,674	14,583	10,639	10,285	10,000
Financial Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Account Value	$ 29,486	20,147	20,703	24,088	13,993	16,394	14,674	14,583	10,639	10,285	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Health Care Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index
Account Value	$ 25,994	21,677	22,713	22,530	16,836	15,298	14,082	12,662	10,334	10,765	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,121	23,273	21,130	24,746	17,315	15,782	13,805	12,860	10,402	9,953
Dow Jones U.S. Select Home Construction Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Home Construction Index
Account Value	$ 43,079	26,812	20,270	25,627	18,337	15,598	10,778	13,634	8,768	9,172
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878
Industrials Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Industrials Select Sector Index
Account Value	$ 23,168	16,761	15,787	17,196	12,297	12,446	10,832	10,867
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 24,915	18,052	16,390	19,194	13,431	12,242	10,708
S&P Pharmaceuticals Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Account Value	$ 11,976	9,198	10,715	12,023	10,973	9,546	10,570
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Real Estate Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Account Value	$ 20,758	15,359	16,425	20,698	14,244	15,871	12,524	12,228	11,173	10,781	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Real Estate Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Account Value	$ 20,758	15,359	16,425	20,698	14,244	15,871	12,524	12,228	11,173	10,781	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,121	23,273	21,130	24,746	17,315	15,782	13,805	12,860	10,402	9,953
S&P Regional Banks Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Regional Banks Select Industry Index
Account Value	$ 17,509	11,371	17,691	19,118	10,784	13,594	13,266	13,759	10,355	9,894
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
S&P Retail Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Retail Select Industry Index
Account Value	$ 19,774	15,234	15,989	23,478	12,281	10,499	11,297	9,318	9,800	10,504	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,089	14,556	13,215	15,477	10,829
S&P 500® High Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® High Beta Index
Account Value	$ 21,553	15,793	15,193	18,936	10,037
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,089	14,556	13,215	15,477	10,829
S&P 500® High Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® High Beta Index
Account Value	$ 21,553	15,793	15,193	18,936	10,037
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,871	23,092	20,966	24,553	17,180	15,660	13,697	12,760	10,321	9,876
S&P Biotechnology Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 12,527	8,530	10,552	15,996	14,391	10,422	10,115	10,657	7,115	8,472
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,871	23,092	20,966	24,553	17,180	15,660	13,697	12,760	10,321	9,876
S&P Biotechnology Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Account Value	$ 12,527	8,530	10,552	15,996	14,391	10,422	10,115	10,657	7,115	8,472
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
NYSE Semiconductor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Semiconductor Index
Account Value	$ 81,972	54,804	39,855	57,080	36,072	26,207	19,093	20,870	13,535	10,622	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
NYSE Semiconductor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NYSE Semiconductor Index
Account Value	$ 81,972	54,804	39,855	57,080	36,072	26,207	19,093	20,870	13,535	10,622	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Technology Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Account Value	$ 63,254	46,280	35,705	44,678	30,354	22,571	18,412	16,469	12,185	10,981	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Technology Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Account Value	$ 63,254	46,280	35,705	44,678	30,354	22,571	18,412	16,469	12,185	10,981	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878
S&P Transportation Select Industry FMC Capped Index (USD) TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index
Account Value	$ 19,808	15,328	14,673	18,425	12,931	12,272	11,485	10,655
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 27,171	19,686	17,874	20,932	14,647	13,350	11,677	10,878
Utilities Select Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Utilities Select Sector Index
Account Value	$ 19,927	14,379	15,582	15,146	13,684	13,600	10,993	10,883
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 7-10 Year Bond Index
Account Value	$ 11,062	10,114	10,361	12,381	12,868	11,861	10,354	10,692	10,874	10,390	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 7-10 Year Bond Index
Account Value	$ 11,062	10,114	10,361	12,381	12,868	11,861	10,354	10,692	10,874	10,390	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
ICE U.S. Treasury 20+ Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 20+ Year Bond Index
Account Value	$ 10,016	8,693	9,652	14,547	15,394	13,492	10,528	11,263	11,554	10,548	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
ICE U.S. Treasury 20+ Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE U.S. Treasury 20+ Year Bond Index
Account Value	$ 10,016	$ 8,693	$ 9,652	$ 14,547	$ 15,394	$ 13,492	$ 10,528	$ 11,263	$ 11,554	$ 10,548	$ 10,000